Accrued Expenses Narrative (Details) - Orbitz $ in Thousands	Dec. 31, 2014 USD ($)
Entity Information [Line Items]
Contract exit costs, total	$ 11,700
Contract exit costs, current	11,629
Contract exit costs, non-current	$ 100